Assets Capitalized Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Leased Assets	$ 35,656	$ 34,964
Less: accumulated amortization	(33,708)	(31,308)
Net assets under capital leases	1,948	3,656
Equipment and hardware
Capital Leased Assets [Line Items]
Capital Leased Assets	35,322	34,630
Furniture and fixtures
Capital Leased Assets [Line Items]
Capital Leased Assets	$ 334	$ 334